AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 2013
File No. 333-156529
File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 75	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 78	[X]

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and Address of Agent for Service)

Copies to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Stuart M. Strauss
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On October 17, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 17, 2013, the effectiveness of Post-Effective Amendment No. 44 (“PEA No. 44”), which was filed with the Commission via EDGAR Accession No. 0001144204-13-004555 on January 29, 2013, pursuant to paragraph (b) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 44 by means of this filing, Parts A, B and C of PEA No. 44 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Yorkville High Income Composite MLP ETF is incorporated herein by reference to Part A of PEA No. 44.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Yorkville High Income Composite MLP ETF is incorporated herein by reference to Part B of PEA No 44.

PART C – OTHER INFORMATION

The Part C for the Yorkville High Income Composite MLP ETF is incorporated herein by reference to Part C of PEA No. 44.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 75 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 17th day of September, 2013.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 75 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	September 17, 2013
Gary L. French

*	Trustee	September 17, 2013
David M. Mahle

*	Trustee	September 17, 2013
Kurt Wolfgruber

*	Trustee	September 17, 2013
Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	September 17, 2013
J. Garrett Stevens

*	Treasurer and Secretary	September 17, 2013
Richard Hogan

/s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.